Sprott Uranium Miners ETF

Schedule of Investments

As of November 30, 2022 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (12.78%)
Sprott Physical Uranium Trust(a)	10,106,198	$113,822,919

TOTAL CLOSED END FUND
(Cost $122,098,823)		113,822,919

Security Description	Shares	Value
COMMON STOCKS (87.22%)
Coal & Consumable Fuels (78.75%)
Alligator Energy, Ltd.(a)	162,274,709	4,515,892
Appia Rare Earths & Uranium Corp.(a)	10,016,587	2,755,185
Aura Energy, Ltd.(a)(b)	24,963,240	4,574,815
Bannerman Energy, Ltd.(a)(b)	7,299,870	8,918,595
Baselode Energy Corp.(a)	4,957,920	1,916,603
Berkeley Energia, Ltd.(a)(b)	20,485,087	4,629,328
Boss Energy, Ltd.(a)	17,231,053	28,771,052
Cameco Corp.	5,159,023	125,776,981
CanAlaska Uranium, Ltd.(a)	7,373,398	2,357,032
CGN Mining Co., Ltd.(a)(b)	328,968,100	34,956,506
Deep Yellow, Ltd.(a)	35,943,658	17,321,657
Denison Mines Corp.(a)	35,860,870	43,750,261
Elevate Uranium, Ltd.(a)	13,536,127	3,766,926
Encore Energy Corp.(a)(b)	5,227,824	13,447,029
Energy Fuels, Inc.(a)	6,937,917	48,149,144
Fission Uranium Corp.(a)(b)	33,306,832	24,017,862
Forsys Metals Corp.(a)(b)	9,603,073	3,712,298
GoviEx Uranium, Inc.(a)	29,196,049	4,775,029
IsoEnergy, Ltd.(a)(b)	5,254,456	13,437,407
Laramide Resources, Ltd.(a)(b)	9,956,929	4,219,195
Mega Uranium, Ltd.(a)(b)	17,617,974	3,143,377
NAC Kazatomprom JSC, GDR(c)	4,512,310	126,795,910
NexGen Energy, Ltd.(a)	10,734,845	50,883,165
Paladin Energy, Ltd.(a)(b)	78,448,168	42,064,788
Peninsula Energy, Ltd.(a)(b)	49,068,499	4,163,146
Skyharbour Resources, Ltd.(a)(b)	8,318,108	2,597,186
Toro Energy, Ltd.(a)(b)	225,744,313	2,145,130
Uranium Energy Corp.(a)	11,640,376	45,164,659
Uranium Royalty Corp.(a)(b)	4,238,173	12,161,728
Ur-Energy, Inc.(a)	10,670,572	14,085,155
Western Uranium & Vanadium Corp.(a)(b)	2,194,459	2,169,744
Total Coal & Consumable Fuels		701,142,785

Diversified Metals & Mining (4.21%)
Consolidated Uranium, Inc.(a)(b)	3,644,011	4,578,210
Global Atomic Corp.(a)(b)	8,758,910	24,613,374
Lotus Resources, Ltd.(a)(b)	59,421,564	8,268,120
Total Diversified Metals & Mining		37,459,704

Security Description	Shares	Value
Trading Companies & Distributors (4.26%)
Yellow Cake PLC(a)(c)(d)	7,952,563	$37,956,068

TOTAL COMMON STOCKS
(Cost $889,932,261)		776,558,557

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.63%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $90,594)	3.69%	90,594	90,594

Investments Purchased with Collateral from Securities Loaned (1.62%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%
(Cost $14,461,444)		14,461,444	14,461,444
TOTAL SHORT TERM INVESTMENTS
(Cost $14,552,038)			14,552,038

TOTAL INVESTMENTS (101.63%)
(Cost $1,026,583,122)			$904,933,514
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.63%)			(14,592,678)
NET ASSETS - 100.00%			$890,340,836

(a)	Non-income producing security.
(b)	As of November 30, 2022, the security, or a portion of the security position is currently on loan. As of November 30, 2022, the total market value of securities on loan was $22,027,253. The loaned securities were secured with cash collateral of $14,461,444 and non-cash collateral with the value of $9,233,769. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of November 30, 2022, the market value of those securities was $164,751,978 representing 18.50% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2022, the aggregate market value of those securities was $37,956,068, representing 4.26% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Funds Trust

Notes to Quarterly Schedules of Investments

November 30, 2022 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments at November 30, 2022:

Sprott Uranium Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$776,558,557	$–	$–	$776,558,557
Closed-End Fund*	113,822,919	–	–	113,822,919
Short Term Investments	14,552,038	–	–	14,552,038
Total	$904,933,514	$–	$–	$904,933,514

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no transfers out of or into level 3 during the three months ended November 30, 2022.